                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-02

Check here if Amendment [X]; Amendment Number: 4
This Amendment (Check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 400 Royal Palm Way
         Suite 212
         Palm Beach, FL 33480

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

 /s/ J. W. O'Neill, Jr.                Palm Beach, FL                  4-14-03
------------------------           ----------------------           ------------
     [Signature]                       [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name


       -------------------           ---------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     112
                                        -----------
Form 13F Information Table Value Total:   174,880
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number        Name

           28-10442                    NONE
    ----   -------------------         ---------------------------------
    [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
31-Dec-02

FOR M 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                           --
Form 13F Information Table Entry Total:                                     112
Form 13F Information Table Value Total:                                 174,880




FORM 13F INFORMATION TABLE


                                                                                                             VALUE        SHARES/
NAME OF ISSUER                                                  TITLE OF CLASS                    CUSIP    (x$1000)       PRN AMT
------------------------------------------------------------------------------------------------------------------------------------
ACCEPTANCE INSURANCE COMPANIES INC                             COMMON STOCK                    004308102         --          15,200
ACTIVISION INC NEW                                             COMMON STOCK                    004930202        657          45,000
ADAPTEC INC CONV SUB NOTES                                     CONVERTIBLE BONDS               00651fac2      1,657       1,726,000
ADELPHIA COMMUNICATIONS CORP SR NTS 9.25% 10/01/2049           DEFAULTED CORPORATE BONDS       006848as4      1,203       3,250,000
ADELPHIA COMMUNICATIONS CORP SR NTS SER-B 7.75% 01/15/2009     DEFAULTED CORPORATE BONDS       006848bc8        370       1,000,000
ADELPHIA COMMUNICATIONS CP SENIOR NOTES 9.375% 11/15/2009      DEFAULTED CORPORATE BONDS       006848be4        385       1,000,000
ADELPHIA COMMUNICATIONS SENIOR NOTES 10.875% 10/01/2010        DEFAULTED CORPORATE BONDS       006848bf1      1,254       3,300,000
ALBANY MOLECULAR RESH INC COM                                  COMMON STOCK                    012423109        296          20,000
AMAZON COM INC CONV SUB NTS                                    CONVERTIBLE BONDS               023135af3      2,201       3,000,000
AMERICAN INTL GROUP                                            CONVERTIBLE BONDS               026874an7        656         700,000
APPLE COMPUTER INC                                             COMMON STOCK                    037833100        387          27,000
APPLE COMPUTER INC6.500% 02/15/2004                            CORPORATE BONDS                 037833AA8      1,530       1,500,000
APPLIED FILMS CORP COM                                         COMMON STOCK                    038197109      2,722         136,166
ARBOR SOFTWARE CORP SUB NOTE CONV                              CONVERTIBLE BONDS               038918ac2         58          59,000
ASCENTIAL SOFTWARE CORP                                        COMMON STOCK                    04362p108         72          30,000
ATMEL CORP SUB DEB CONV 0% ZERO CPN                            CONVERTIBLE BONDS               049513ac8      1,053       2,500,000
AVIRON CONV SUB NT                                             CONVERTIBLE BONDS               053762ad2        993       1,000,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                     COMMON STOCK                    06423t102        253          21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                         CONVERTIBLE BONDS               065908ac9        499         480,000
BEI TECHNOLOGIES INC                                           COMMON STOCK                    05538p104        112          10,000
BELL ATLANTIC FINANCIAL SERVICES INC SENIOR NOTE EXCHANGEABL   CONVERTIBLE BONDS               07785gad2      2,521       2,500,000
BENTON OIL & GAS CO SR NTS9.375% 11/01/2007 DD 11/03/97        CORPORATE BONDS                 083288AE0      2,225       2,500,000
BIOMET INC                                                     COMMON STOCK                    090613100        344          12,000
BROCADE COMMUNICATIONS SYSTEM INC CONV SUB NOTE                CONVERTIBLE BONDS               111621ab4      1,262       1,800,000
BROOKS AUTOMATION INC NT CONV4.750% 06/01/2008 DD 05/23/01     CONVERTIBLE BONDS               11434AAB6      3,241       4,425,000
BURLINGTON RES INC COM                                         COMMON STOCK                    122014103     10,193         239,000
CABLE & WIRELESS CWLN 0% 06/09/03 REG-S                        CONVERTIBLE BONDS               g17416af8      1,418       1,500,000
CABLE & WIRELESS PLC SPONSORED ADR                             AMERICAN DEPOSITORY RECEIPTS    126830207        377         162,000
CENUCO INC                                                     COMMON STOCK                    15670x104         22          15,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                 CONVERTIBLE BONDS               171779AA9      5,101       7,340,000
CITIZENS BANKING CORP                                          COMMON STOCK                    174420109        496          20,000
COMPUTER ASSOCIATE INT INC SR NOTE                             CORPORATE BONDS                 204912ae9        698         700,000
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                      CONVERTIBLE BONDS               219350AJ4      8,260      14,750,000
CROSS COUNTRY INC                                              COMMON STOCK                    22748p105        140          10,000
DELPHI CORP                                                    COMMON STOCK                    247126105         81          10,000
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00     CONVERTIBLE BONDS               25179MAD5      8,275      15,799,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                     CONVERTIBLE BONDS               25271cac6      2,170       4,000,000
DRUGSTORE COM INC COM                                          COMMON STOCK                    262241102        626         261,040
EMPIRE FEDERAL BANCORP INC                                     COMMON STOCK                    291657104        416          21,847
ENERGY FACTORS CV S/D-REG                                      CONVERTIBLE BONDS               292667ab8        260         400,000
EXPRESS SCRIPTS INC COMMON                                     COMMON STOCK                    302182100        240           5,000
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01         CONVERTIBLE BONDS               30226DAA4        486         650,000
EXTREME NETWORKS INC NT CVT3.500% 12/01/2006 DD 12/05/01       CONVERTIBLE BONDS               30226DAB2      4,485       6,000,000
FINANCIAL INDS CORP                                            COMMON STOCK                    317574101      2,167         152,200
FLEXTRONICS INTERNATIONAL LTD                                  COMMON STOCK                    y2573f102        115          14,000
FLOW INTL INC                                                  COMMON STOCK                    343468104      1,366         535,622
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                     PREFERRED STOCK                 35671d600      1,805          55,100
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                     CONVERTIBLE PREFERRED           35671D501      1,503          77,300
FSI INTL INC                                                   COMMON STOCK                    302633102        835         185,500
GATX CORP COM                                                  COMMON STOCK                    361448103        297          13,000
GENERAL MOTORS ACCEP CORP NOTE GLOBAL                          CORPORATE BONDS                 370425qr4      2,004       2,000,000
GENERAL MOTORS CORP-CL H NEW                                   COMMON STOCK                    370442832        268          25,000
GREAT LAKES CHEMICAL CORP                                      COMMON STOCK                    390568103        478          20,000
HEXCEL CORP NEW CONV SUB NOTES                                 CONVERTIBLE BONDS               428291aa6      3,752       3,829,000
INFOCUS CORP COM                                               COMMON STOCK                    45665B106      2,805         455,400
INTERNAP NETWORK SVCS CORP COM                                 COMMON STOCK                    45885A102        290         784,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00      CONVERTIBLE BONDS               460254AE5      6,232       7,300,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                     CONVERTIBLE BONDS               708160bu9      1,066       1,000,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                     PREFERRED STOCK                 492386305      2,482          58,000
LEHMAN BROTHERS HOLDINGS INC                                   COMMON STOCK                    524908100        464           8,700
LONE STAR TECH INC SR SUB NT9.000% 06/01/2011 DD 05/29/01      CORPORATE BONDS                 542312AB9        396         430,000
LSB FINANCIAL CORP                                             COMMON STOCK                    501925101        302          15,500
MAGNETEK INC                                                   COMMON STOCK                    559424106         82          18,400
MAVERICK TUBE CORP COM                                         COMMON STOCK                    577914104      2,839         217,900
MERCURY INTERACTIVE CORP SUB NT CONV                           CONVERTIBLE BONDS               589405ab5      1,750       1,950,000
MONROE BANCORP-IND                                             COMMON STOCK                    610313108        550          40,400
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                      CONVERTIBLE BONDS               620076aj8      5,560       7,316,000
NATIONAL SEMICONDUCTOR CORPCOM                                 COMMON STOCK                    637640103        450          30,000
NATIONAL-OILWELL INC                                           COMMON STOCK                    637071101      1,856          85,000
NUANCE COMMUNICATIONS INC                                      COMMON STOCK                    669967101         50          20,000
OAK INDUSTRIES INC SUB CONV NTS                                CONVERTIBLE BONDS               671400al3        815       1,353,000
OFFICE DEPOT INC                                               COMMON STOCK                    676220106        148          10,000
ONI SYS CORP CVT SUB NT5.000% 10/15/2005 DD 10/27/00           CONVERTIBLE BONDS               68273FAA1      9,450      10,500,000
PANAMSAT CORP NEW                                              COMMON STOCK                    697933109        220          15,000
PANAMSAT CORP NEW NOTE 6.125% 01/15/05                         CORPORATE BONDS                 697933ak5        194         200,000
PANAMSAT CORP NEW NOTE 6.375% 01/15/08                         CORPORATE BONDS                 697933al3        960       1,000,000
PANAMSAT CORP NEW SENIOR NOTE 8.5% 02/01/12                    CORPORATE BONDS                 697933ap4        478         500,000
PANAMSAT CORP NT                                               CORPORATE BONDS                 697933aj8        135         135,000
PARK ELECTROCHEMICAL COM                                       COMMON STOCK                    700416209        480          25,000
PC-TEL INC COM                                                 COMMON STOCK                    69325Q105      1,572         231,800
PETROCORP INC                                                  COMMON STOCK                    71645N101      6,006         585,930
Progress Energy-CONT. VALUE OBLIG.                             COMMON STOCK                    cplvz             44         337,000
PSB HOLDINGS INC-WISC                                          COMMON STOCK                    69360n108        714          32,000
QUANTUM CORP CONV SUB NOTE                                     CONVERTIBLE BONDS               747906ac9      4,450       5,028,000
RATIONAL SOFTWARE CORP CONV SUB NOTE                           CONVERTIBLE BONDS               75409pac7      5,617       5,500,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                      CONVERTIBLE BONDS               769320aa0        337         500,000
SCANA CORP MEDIUM TERM NOTE SER-B                              CORPORATE BONDS                 805901ag0      3,338       3,335,000
SEABULK INTL INC COM                                           COMMON STOCK                    81169P101        927         167,600
SHAW GROUP INC LIQUID YIELD OPT NT 144A                        CONVERTIBLE BONDS               820280aa3        802       1,400,000
SIEBEL SYSTEMS INC CONV SUB NOTES                              CONVERTIBLE BONDS               826170ac6      5,528       5,714,000
SIGNAL TECHNOLOGY CORP                                         COMMON STOCK                    826675100        617          57,200
SMITHFIELD FOODS INC                                           COMMON STOCK                    832248108        397          20,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                         CONVERTIBLE BONDS               834182ak3        226         368,000
SOUTHWALL TECHNOLOGIES INC                                     COMMON STOCK                    844909101         63          20,000
SOUTHWEST GAS CORP COM                                         COMMON STOCK                    844895102      3,250         138,600
SPORTS AUTHORITY INC                                           COMMON STOCK                    849176102         91          13,000
STANDARD & POORS DEPOSITARY RECEIPTS (SPDR                     COMMON STOCK                    78462f103        265           3,000
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                       CONVERTIBLE BONDS               853666ab1        756       1,000,000
STEWART ENTERPRISES INC REMARKABLE OR REDEEM SECS (ROARS)      CORPORATE BONDS                 860370ab1        447         447,000
STONE ENERGY CORP                                              COMMON STOCK                    861642106        600          18,000
SUN MICROSYSTEMS INC COM                                       COMMON STOCK                    866810104        653         210,000
SUPERVALU INC                                                  COMMON STOCK                    868536103        165          10,000
SYPRIS SOLUTIONS INC                                           COMMON STOCK                    871655106        357          35,000
THERMAWAVE INC COM                                             COMMON STOCK                    88343A108        346         329,300
THREE-FIVE SYS INC                                             COMMON STOCK                    88554L108      3,938         610,600
TIVO INC                                                       COMMON STOCK                    888706108         52          10,000
TRIMBLE NAV LTD                                                COMMON STOCK                    896239100      4,436         355,200
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                  CONVERTIBLE BONDS               89674kab9      3,087       3,990,000
USF&G CORP SUB CONV NT ZERO CPN                                CONVERTIBLE BONDS               903290ad6        774       1,000,000
VESTA INS GROUP INC COM                                        COMMON STOCK                    92591104         241          87,500
WATCHGUARD TECHNOLOGIES INC                                    COMMON STOCK                    941105108        413          64,700
WESTAIM CORP COM                                               COMMON STOCK                    956909105         32          28,800
                                                                   SH/   PUT/   INVSTMT    OTHER                VOTING AUTHORITY
NAME OF ISSUER                                                     PRN   CALL   DSCRETN   MANAGERS           SOLE           SHARED
----------------------------------------------------------------------------------------------------------------------------------
ACCEPTANCE INSURANCE COMPANIES INC                                  SH           SOLE                        15,200
ACTIVISION INC NEW                                                  SH           SOLE                        45,000
ADAPTEC INC CONV SUB NOTES                                         PRN           SOLE                     1,726,000
ADELPHIA COMMUNICATIONS CORP SR NTS 9.25% 10/01/2049               PRN           SOLE                     3,250,000
ADELPHIA COMMUNICATIONS CORP SR NTS SER-B 7.75% 01/15/2009         PRN           SOLE                     1,000,000
ADELPHIA COMMUNICATIONS CP SENIOR NOTES 9.375% 11/15/2009          PRN           SOLE                     1,000,000
ADELPHIA COMMUNICATIONS SENIOR NOTES 10.875% 10/01/2010            PRN           SOLE                     3,300,000
ALBANY MOLECULAR RESH INC COM                                       SH           SOLE                        20,000
AMAZON COM INC CONV SUB NTS                                        PRN           SOLE                     3,000,000
AMERICAN INTL GROUP                                                PRN           SOLE                       700,000
APPLE COMPUTER INC                                                  SH           SOLE                        27,000
APPLE COMPUTER INC6.500% 02/15/2004                                PRN           SOLE                     1,500,000
APPLIED FILMS CORP COM                                              SH           SOLE                       136,166
ARBOR SOFTWARE CORP SUB NOTE CONV                                  PRN           SOLE                        59,000
ASCENTIAL SOFTWARE CORP                                             SH           SOLE                        30,000
ATMEL CORP SUB DEB CONV 0% ZERO CPN                                PRN           SOLE                     2,500,000
AVIRON CONV SUB NT                                                 PRN           SOLE                     1,000,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                          SH           SOLE                        21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                             PRN           SOLE                       480,000
BEI TECHNOLOGIES INC                                                SH           SOLE                        10,000
BELL ATLANTIC FINANCIAL SERVICES INC SENIOR NOTE EXCHANGEABL       PRN           SOLE                     2,500,000
BENTON OIL & GAS CO SR NTS9.375% 11/01/2007 DD 11/03/97            PRN           SOLE                     2,500,000
BIOMET INC                                                          SH           SOLE                        12,000
BROCADE COMMUNICATIONS SYSTEM INC CONV SUB NOTE                    PRN           SOLE                     1,800,000
BROOKS AUTOMATION INC NT CONV4.750% 06/01/2008 DD 05/23/01         PRN           SOLE                     4,425,000
BURLINGTON RES INC COM                                              SH           SOLE                       239,000
CABLE & WIRELESS CWLN 0% 06/09/03 REG-S                            PRN           SOLE                     1,500,000
CABLE & WIRELESS PLC SPONSORED ADR                                  SH           SOLE                       162,000
CENUCO INC                                                          SH           SOLE                        15,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                     PRN           SOLE                     7,340,000
CITIZENS BANKING CORP                                               SH           SOLE                        20,000
COMPUTER ASSOCIATE INT INC SR NOTE                                 PRN           SOLE                       700,000
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                          PRN           SOLE                    14,750,000
CROSS COUNTRY INC                                                   SH           SOLE                        10,000
DELPHI CORP                                                         SH           SOLE                        10,000
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00         PRN           SOLE                    15,799,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                         PRN           SOLE                     4,000,000
DRUGSTORE COM INC COM                                               SH           SOLE                       261,040
EMPIRE FEDERAL BANCORP INC                                          SH           SOLE                        21,847
ENERGY FACTORS CV S/D-REG                                          PRN           SOLE                       400,000
EXPRESS SCRIPTS INC COMMON                                          SH           SOLE                         5,000
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01             PRN           SOLE                       650,000
EXTREME NETWORKS INC NT CVT3.500% 12/01/2006 DD 12/05/01           PRN           SOLE                     6,000,000
FINANCIAL INDS CORP                                                 SH           SOLE                       152,200
FLEXTRONICS INTERNATIONAL LTD                                       SH           SOLE                        14,000
FLOW INTL INC                                                       SH           SOLE                       535,622
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                          SH           SOLE                        55,100
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                          SH           SOLE                        77,300
FSI INTL INC                                                        SH           SOLE                       185,500
GATX CORP COM                                                       SH           SOLE                        13,000
GENERAL MOTORS ACCEP CORP NOTE GLOBAL                              PRN           SOLE                     2,000,000
GENERAL MOTORS CORP-CL H NEW                                        SH           SOLE                        25,000
GREAT LAKES CHEMICAL CORP                                           SH           SOLE                        20,000
HEXCEL CORP NEW CONV SUB NOTES                                     PRN           SOLE                     3,829,000
INFOCUS CORP COM                                                    SH           SOLE                       455,400
INTERNAP NETWORK SVCS CORP COM                                      SH           SOLE                       784,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00          PRN           SOLE                     7,300,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                         PRN           SOLE                     1,000,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                          SH           SOLE                        58,000
LEHMAN BROTHERS HOLDINGS INC                                        SH           SOLE                         8,700
LONE STAR TECH INC SR SUB NT9.000% 06/01/2011 DD 05/29/01          PRN           SOLE                       430,000
LSB FINANCIAL CORP                                                  SH           SOLE                        15,500
MAGNETEK INC                                                        SH           SOLE                        18,400
MAVERICK TUBE CORP COM                                              SH           SOLE                       217,900
MERCURY INTERACTIVE CORP SUB NT CONV                               PRN           SOLE                     1,950,000
MONROE BANCORP-IND                                                  SH           SOLE                        40,400
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                          PRN           SOLE                     7,316,000
NATIONAL SEMICONDUCTOR CORPCOM                                      SH           SOLE                        30,000
NATIONAL-OILWELL INC                                                SH           SOLE                        85,000
NUANCE COMMUNICATIONS INC                                           SH           SOLE                        20,000
OAK INDUSTRIES INC SUB CONV NTS                                    PRN           SOLE                     1,353,000
OFFICE DEPOT INC                                                    SH           SOLE                        10,000
ONI SYS CORP CVT SUB NT5.000% 10/15/2005 DD 10/27/00               PRN           SOLE                    10,500,000
PANAMSAT CORP NEW                                                   SH           SOLE                        15,000
PANAMSAT CORP NEW NOTE 6.125% 01/15/05                             PRN           SOLE                       200,000
PANAMSAT CORP NEW NOTE 6.375% 01/15/08                             PRN           SOLE                     1,000,000
PANAMSAT CORP NEW SENIOR NOTE 8.5% 02/01/12                        PRN           SOLE                       500,000
PANAMSAT CORP NT                                                   PRN           SOLE                       135,000
PARK ELECTROCHEMICAL COM                                            SH           SOLE                        25,000
PC-TEL INC COM                                                      SH           SOLE                       231,800
PETROCORP INC                                                       SH           SOLE                       585,930
Progress Energy-CONT. VALUE OBLIG.                                  SH           SOLE                       337,000
PSB HOLDINGS INC-WISC                                               SH           SOLE                        32,000
QUANTUM CORP CONV SUB NOTE                                         PRN           SOLE                     5,028,000
RATIONAL SOFTWARE CORP CONV SUB NOTE                               PRN           SOLE                     5,500,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                          PRN           SOLE                       500,000
SCANA CORP MEDIUM TERM NOTE SER-B                                  PRN           SOLE                     3,335,000
SEABULK INTL INC COM                                                SH           SOLE                       167,600
SHAW GROUP INC LIQUID YIELD OPT NT 144A                            PRN           SOLE                     1,400,000
SIEBEL SYSTEMS INC CONV SUB NOTES                                  PRN           SOLE                     5,714,000
SIGNAL TECHNOLOGY CORP                                              SH           SOLE                        57,200
SMITHFIELD FOODS INC                                                SH           SOLE                        20,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                             PRN           SOLE                       368,000
SOUTHWALL TECHNOLOGIES INC                                          SH           SOLE                        20,000
SOUTHWEST GAS CORP COM                                              SH           SOLE                       138,600
SPORTS AUTHORITY INC                                                SH           SOLE                        13,000
STANDARD & POORS DEPOSITARY RECEIPTS (SPDR                          SH           SOLE                         3,000
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                           PRN           SOLE                     1,000,000
STEWART ENTERPRISES INC REMARKABLE OR REDEEM SECS (ROARS)          PRN           SOLE                       447,000
STONE ENERGY CORP                                                   SH           SOLE                        18,000
SUN MICROSYSTEMS INC COM                                            SH           SOLE                       210,000
SUPERVALU INC                                                       SH           SOLE                        10,000
SYPRIS SOLUTIONS INC                                                SH           SOLE                        35,000
THERMAWAVE INC COM                                                  SH           SOLE                       329,300
THREE-FIVE SYS INC                                                  SH           SOLE                       610,600
TIVO INC                                                            SH           SOLE                        10,000
TRIMBLE NAV LTD                                                     SH           SOLE                       355,200
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                      PRN           SOLE                     3,990,000
USF&G CORP SUB CONV NT ZERO CPN                                    PRN           SOLE                     1,000,000
VESTA INS GROUP INC COM                                             SH           SOLE                        87,500
WATCHGUARD TECHNOLOGIES INC                                         SH           SOLE                        64,700
WESTAIM CORP COM                                                    SH           SOLE                        28,800